Stock-Based Compensation (Table)	12 Months Ended
Dec. 31, 2011
Stock based compensation
Stock-based compensation
Year Ended December 31,	2011	2010	2009
(Dollars in thousands)
Stock option awards	$9,549	$7,179	$7,024
Restricted stock unit awards	10,037	10,056	8,640
Deferred compensation matching stock unit awards	12	165	151
Awards under employee stock purchase plan	255	314	241
Awards under Non-Employee Director compensation plan	330	330	306
Total stock-based compensation, before income taxes	20,183	18,044	16,362
Income tax benefit	(7,581)	(6,812)	(6,154)
Total stock-based compensation expense, net of income taxes	$12,602	$11,232	$10,208

Stock-based compensation, allocation by financial statement line item
December 31,	2011	2010	2009
(Dollars in thousands)
Selling, general and administrative expense	$17,538	$16,009	$14,512
System operations	2,645	2,035	1,850
Total stock-based compensation expense	$20,183	$18,044	$16,362

Common Shares | 2005 Long-Term Incentive Plan
Stock based compensation
Stock-based compensation, fair value assumptions
	2011	2010	2009
Expected life	4.3 years	0.9-8.0 years	3.9 years
Expected volatility	43.4%-44.8%	26.9%-43.9%	40.3%-44.2%
Dividend yield	0%	0%	0%
Risk-free interest rate	0.7%-2.0%	0.4%-3.1%	1.2%-2.2%
Estimated annual forfeiture rate	0.0%-7.8%	0.0%-8.4%	6.9%

Summary of stock options
					Weighted
					Average
		Weighted	Weighted		Remaining
		Average	Average	Aggregate	Contractual
	Number of	Exercise	Grant Date	Intrinsic	Life
	Options	Price	Fair Value	Value	(in years)

Outstanding at December 31, 2008	1,626,000	$57.15
(624,000 exercisable)		51.56
Granted	748,000	34.21	$11.75
Exercised	(181,000)	34.01		$821,000
Forfeited	(130,000)	47.98
Expired	(34,000)	56.84
Outstanding at December 31, 2009	2,029,000	$51.37
(1,046,000 exercisable)		54.40
Granted	831,000	41.98	$13.75
Exercised	(317,000)	38.60		$1,555,000
Forfeited	(88,000)	44.28
Expired	(193,000)	61.50
Outstanding at December 31, 2010	2,262,000	$49.12
(1,151,000 exercisable)		$54.64
Granted	595,000	51.70	$19.42
Exercised	(173,000)	37.50		$2,099,000
Forfeited	(72,000)	45.97
Expired	(175,000)	57.05
Outstanding at December 31, 2011	2,437,000	50.10		$4,423,000	6.9
(1,321,000 exercisable)		53.68		$2,361,000	5.5

Summary of nonvested restricted stock units
	Number	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2010	752,000	$42.69
Granted	346,000	49.35
Vested	(189,000)	55.93
Forfeited	(64,000)	42.48
Nonvested at December 31, 2011	845,000	$42.48